As filed with the Securities and Exchange Commission on February 29, 2012

1933 Act File No. 2-89729
1940 Act File No. 811-03980

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
  UNDER THE SECURITIES ACT OF 1933  ☒

  Pre-Effective Amendment No.  ☐

  Post-Effective Amendment No. 102  ☒

and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

  ACT OF 1940  ☒

  Amendment No. 104  ☒

Morgan Stanley
Institutional Fund Trust

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue
New York, New York 10036

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (212) 296-6970

Stefanie V. Chang Yu, Esq.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

It is proposed that this filing will become effective (check appropriate box)

X	Immediately upon filing pursuant to paragraph (b)

On (date) pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

On (date) pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

On (date) pursuant to paragraph (a)(2) of rule 485.

Amending the Prospectus

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of February 2012.

MORGAN STANLEY INSTITUTIONAL FUND TRUST

/s/ Arthur Lev
Arthur Lev
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 102 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE		TITLE	DATE

(1) Principal Executive Officer		President and Principal Executive Officer	February 29, 2012

By	/s/ Arthur Lev
Arthur Lev

(2) Principal Financial Officer		Principal Financial Officer	February 29, 2012

By	/s/ Francis J. Smith
Francis J. Smith

(3) Majority of the Trustees

James F. Higgins

By	/s/ Stefanie V. Chang Yu		February 29, 2012
Stefanie V. Chang Yu
Attorney-In-Fact

Frank L. Bowman		Michael F. Klein
Michael Bozic		Michael E. Nugent (Chairman)
Kathleen A. Dennis		W. Allen Reed
Manuel H. Johnson		Fergus Reid
Joseph J. Kearns

By	/s/ Carl Frischling		February 29, 2012
Carl Frischling
Attorney-In-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase